Other Liabilities - Restructuring Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Beginning balance	$ 103	$ 71	$ 60
Restructuring charges	49	109	61
Reserves utilized: cash	(72)	(56)	(38)
Reserves utilized: non-cash	(9)	(20)	(8)
Currency translation adjustments	5	(1)	(4)
Ending balance	76	103	71
Severance and Other Employee Costs
Restructuring Reserve [Roll Forward]
Beginning balance	62	40	48
Restructuring charges	46	98	39
Reserves utilized: cash	(61)	(77)	(36)
Reserves utilized: non-cash	(6)	3	(9)
Currency translation adjustments	3	(2)	(2)
Ending balance	44	62	40
Facility Related Costs
Restructuring Reserve [Roll Forward]
Beginning balance	38	30	12
Restructuring charges	3	(2)	17
Reserves utilized: cash	(7)	25	0
Reserves utilized: non-cash	(5)	(16)	1
Currency translation adjustments	1	1	0
Ending balance	30	38	30
Other Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	3	1	0
Restructuring charges	0	13	5
Reserves utilized: cash	(4)	(4)	(2)
Reserves utilized: non-cash	2	(7)	0
Currency translation adjustments	1	0	(2)
Ending balance	$ 2	$ 3	$ 1